Significant events (Tables)	12 Months Ended
Dec. 31, 2019
Significant events
Schedule of Carrying amount of the assets acquired and liabilities assumed

Carrying amount

Assets:
Cash	715
Tangible assets	457
Other assets	318
1,490
Liabilities:
Other liabilities	(638)

Net assets acquired	852
Acquisition cost	(1,077)
Effect on acquisition	(225)